Income Tax (Benefit) Provision (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current income tax:
Federal				$ 2,635	$ 86	$ (363)
State	56			837	633	142
Foreign	28			276		(430)
Total	84			3,748	719	(651)
Deferred income tax:
Federal	(9,489)
State	(1,788)
Foreign	290			1,175	(4,458)	4,971
Total	(10,987)			1,175	(4,458)	4,971
Income tax (benefit) expense	$ (10,903)	$ 11,598	$ 5,195	$ 4,923	$ (3,739)	$ 4,320